UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2023

Item 1.

Reports to Stockholders

Fidelity® New Jersey Municipal Money Market Fund

Annual Report
November 30, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance November 30, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® New Jersey Municipal Money Market Fund	3.01%
Institutional Class	3.24%
Premium Class	3.13%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2023, the most recent period shown in the table, would have been 3.18% for Institutional Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	72.5
8 - 30	0.5
31 - 60	3.3
61 - 90	2.7
91 - 180	9.2
> 180	11.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.2)%

Schedule of Investments November 30, 2023
Showing Percentage of Net Assets
Variable Rate Demand Note - 36.2%
	Principal Amount (a)	Value ($)
Alabama - 1.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.76% 12/7/23, VRDN (b)(c)	900,000	900,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023:
3.55% 12/1/23, VRDN (b)(c)	5,600,000	5,600,000
3.58% 12/1/23, VRDN (b)(c)	2,000,000	2,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev.:
(Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 3.48% 12/1/23, VRDN (b)(c)	1,000,000	1,000,000
(Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 4.15% 12/7/23, VRDN (b)(c)	3,000,000	3,000,000
TOTAL ALABAMA		12,500,000
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.82% 12/7/23, VRDN (b)	400,000	400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.76% 12/7/23, VRDN (b)(c)	300,000	300,000
Florida - 0.4%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 3.5% 12/7/23, VRDN (b)(c)	2,600,000	2,600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 3.5% 12/7/23, VRDN (b)(c)	900,000	900,000
TOTAL FLORIDA		3,500,000
Georgia - 1.0%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.58% 12/1/23, VRDN (b)(c)	7,400,000	7,400,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 3.75% 12/7/23, VRDN (b)(c)	1,900,000	1,900,000
TOTAL GEORGIA		9,300,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.41% 12/7/23, VRDN (b)	100,000	100,000
Series 2007 B, 3.41% 12/7/23, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 3.4% 12/7/23, VRDN (b)	500,000	500,000
TOTAL KANSAS		2,100,000
Kentucky - 0.3%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 3.5% 12/7/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 3.5% 12/1/23 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	700,000	700,000
TOTAL KENTUCKY		2,500,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 3.76% 12/7/23, VRDN (b)(c)	100,000	100,000
New Jersey - 29.3%
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 3.6% 12/7/23, LOC JPMorgan Chase Bank, VRDN (b)(c)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 3.51% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	45,950,000	45,950,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 3.57% 12/7/23, LOC Bank of America NA, VRDN (b)	55,475,000	55,475,000
Series 2008 C, 3.56% 12/7/23, LOC JPMorgan Chase Bank, VRDN (b)	45,125,000	45,125,000
(Virtua Health Proj.):
Series 2004, 3.2% 12/7/23, LOC Wells Fargo Bank NA, VRDN (b)	29,185,000	29,185,000
Series 2009 D, 3.45% 12/7/23, LOC TD Banknorth, NA, VRDN (b)	17,175,000	17,175,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
(Exxon Mobil Proj.) Series 1994, 3.18% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	20,330,000	20,330,000
(ExxonMobil Proj.) Series 1989, 3% 12/1/23 (Exxon Mobil Corp. Guaranteed), VRDN (b)	23,540,000	23,540,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 3.55% 12/7/23, LOC Freddie Mac, VRDN (b)	11,300,000	11,300,000
TOTAL NEW JERSEY		272,980,000
New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
Series 1992 2, 3.35% 1/2/24, VRDN (b)(d)	6,400,000	6,400,000
Series 1995 3, 3.38% 1/2/24, VRDN (b)(c)(d)	4,800,000	4,800,000
Series 1995 4, 3.38% 1/2/24, VRDN (b)(c)(d)	6,600,000	6,600,000
Series 1997 1, 3.35% 1/2/24, VRDN (b)(d)	4,400,000	4,400,000
Series 1997 2, 3.35% 1/2/24, VRDN (b)(d)	3,100,000	3,100,000
TOTAL NEW YORK AND NEW JERSEY		25,300,000
North Carolina - 0.7%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 3.96% 12/7/23, VRDN (b)(c)	6,400,000	6,400,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 3.76% 12/7/23, VRDN (b)(c)	100,000	100,000
Series 1997, 3.76% 12/7/23, VRDN (b)(c)	2,100,000	2,100,000
TOTAL SOUTH CAROLINA		2,200,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 3.76% 12/7/23, VRDN (b)(c)	50,000	50,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $337,630,000)		337,630,000

Tender Option Bond - 27.1%
	Principal Amount (a)	Value ($)
Illinois - 0.3%
Illinois Fin. Auth. Participating VRDN Series BAML 50 45, 3.68% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,100,000	3,100,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	200,000	200,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.8%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
New Jersey - 20.9%
Middlesex County Impt. Auth. Rutgers Univ. Gen. Oblig. Participating VRDN:
Series XF 31 23, 3.63% 12/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	15,000,000	15,000,000
Series XG 04 92, 3.63% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,200,000	3,200,000
Series XG 04 93, 3.63% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,110,000	3,110,000
New Jersey Econ. Dev. Auth. Participating VRDN:
Series 2022 YX 12 56, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,065,000	6,065,000
Series XF 28 65, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,500,000	4,500,000
Series XL 03 95, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,985,000	8,985,000
Series Floaters XF 23 93, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,600,000	3,600,000
Series Floaters XF 25 38, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,810,000	2,810,000
Series Floaters XL 00 52, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,100,000	1,100,000
Series YX 12 87, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,165,000	8,165,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0149, 3.62% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	8,000,000	8,000,000
Series XL 04 70, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,190,000	5,190,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 3.63% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 2022 043, 3.24% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,325,000	5,325,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 3.68% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,120,000	2,120,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN Series YX 13 14, 3.62% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	6,510,000	6,510,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN Series Floaters XG 02 28, 3.63% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	6,325,000	6,325,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series G 119, 3.78%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,000,000	1,000,000
Participating VRDN:
Series 2022 XF 04 09, 3.63% 12/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	10,400,000	10,400,000
Series 2022 YX 12 46, 3.66% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,080,000	6,080,000
Series XM 10 96, 3.65% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	22,800,000	22,800,000
Series ZF 31 72, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000,000	5,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,235,000	1,235,000
Series Floaters XX 10 93, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,800,000	6,800,000
Series XF 16 75, 0% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,300,000	8,300,000
Series XX 11 40, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,140,000	4,140,000
Series YX 12 68, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,300,000	8,300,000
Series YX 12 70, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,295,000	9,295,000
Series YX 12 83, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,870,000	7,870,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series ZF 24 79, 3.63% 12/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,845,000	5,845,000
TOTAL NEW JERSEY		194,220,000
Pennsylvania, New Jersey - 1.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series YX 12 14, 3.64% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	12,265,000	12,265,000
New York And New Jersey - 4.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 3.67% 12/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,675,000	1,675,000
Series 2023 G, 3.66% 12/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	1,800,000	1,800,000
Series BC 22 023, 3.23% 12/1/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	2,100,000	2,100,000
Series Floater 2023-0009, 3.63% 12/7/23 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	1,800,000	1,800,000
Series MS 3321, 3.67% 12/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	4,970,000	4,970,000
Series ROC 14086, 3.65% 12/7/23 (Liquidity Facility Citibank NA) (b)(c)(e)(f)	200,000	200,000
Series ROC II R 14077, 3.63% 12/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	5,710,000	5,710,000
Series X3 03 37, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	3,935,000	3,935,000
Series XF 15 79, 3.25% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500,000	1,500,000
Series XF 16 22, 3.63% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400,000	400,000
Series XF 31 09, 3.65% 12/5/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	1,400,000	1,400,000
Series XF 31 84, 3.63% 12/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,600,000	2,600,000
Series XG 03 79, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	640,000	640,000
Series XG 03 94, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,225,000	2,225,000
Series XG 04 38, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	895,000	895,000
Series XG 04 71, 3.28% 12/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,940,000	3,940,000
Series XG 05 26, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	800,000	800,000
Series YX 11 78, 3.67% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,400,000	1,400,000
Series ZL 02 55, 3.66% 12/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,000,000	2,000,000
Series ZL 02 70, 3.67% 12/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	600,000	600,000
TOTAL NEW YORK AND NEW JERSEY		40,590,000
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.7% 12/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	100,000	100,000
Texas - 0.1%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.8%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)(g)	300,000	300,000
Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.75%, tender 2/22/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)(f)	465,000	465,000
TOTAL TEXAS		765,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.7% 12/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	900,000	900,000
Washington - 0.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.8%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	200,000	200,000
TOTAL TENDER OPTION BOND (Cost $252,440,000)		252,440,000

Other Municipal Security - 27.7%
	Principal Amount (a)	Value ($)
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.85%, tender 6/27/24 (b)(g)	400,000	400,000
New Jersey - 27.1%
Avalon Borough Gen. Oblig. BAN Series 2023, 5% 2/8/24	9,030,000	9,050,342
Bergen County Impt. Auth. Rev. Bonds Series 2023, 4.5% 5/31/24 (Bergen County Gen. Oblig. Guaranteed)	2,000,000	2,009,634
Berkely Township BAN Series 2023 A, 4.5% 3/22/24	525,000	526,497
Camden County Bonds Series 2022, 5% 1/15/24	575,000	575,673
Cedar Grove Township Gen. Oblig.:
BAN Series 2023, 4.5% 7/2/24	1,500,000	1,505,236
Bonds Series 2023, 3% 3/1/24	816,000	815,096
East Hanover Township BAN Series 2023 A, 4.75% 8/8/24	5,490,000	5,535,407
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2023, 5% 7/3/24 (Essex County Gen. Oblig. Guaranteed)	6,890,000	6,942,266
Essex County Impt. Auth. Proj. Rev. Bonds:
Series 2006, 5.25% 12/15/23 (Essex County Gen. Oblig. Guaranteed)	3,635,000	3,637,994
Series 2017, 2% 12/15/23 (Essex County Gen. Oblig. Guaranteed)	625,000	624,759
Hudson County Impt. Auth. Rev. BAN (Local Unit Ln. Prog.) Series 2023 B1, 5% 7/24/24 (Hudson County Gen. Oblig. Guaranteed)	16,626,000	16,775,896
Jefferson Township Gen. Oblig. BAN Series 2023, 5% 6/14/24	8,500,000	8,554,362
Kinnelon Gen. Oblig. BAN Series 2023, 5% 9/27/24	8,807,033	8,890,700
Livingston Township Gen. Oblig. BAN Series 2023, 5% 12/10/24 (h)	5,000,000	5,077,150
Long Branch Gen. Oblig. BAN Series 2023, 5.5% 1/30/24	4,300,000	4,317,894
Lyndhurst Township Gen. Oblig. BAN Series 2023, 3.75% 2/2/24	230,000	230,111
Medford Township Gen. Oblig. BAN Series 2023 A, 5% 10/1/24	5,360,223	5,404,463
Mendham Township Gen. Oblig. BAN Series 2023, 4% 5/2/24	525,000	525,006
Monmouth County Bonds Series 2021 A, 5% 1/15/24	275,000	275,518
Monmouth County Impt. Auth. Rev.:
BAN Series 2023, 4% 3/15/24 (Monmouth County Guaranteed)	11,070,000	11,079,496
Bonds:
Series 2018 C, 5% 12/1/23 (Monmouth County Guaranteed)	1,000,000	1,000,000
Series 2019 B, 5% 12/1/23 (Monmouth County Guaranteed)	480,000	480,000
Series 2020, 5% 12/1/23 (Monmouth County Guaranteed)	645,000	645,000
Series 2021 B, 4% 12/1/23 (Monmouth County Guaranteed)	2,010,000	2,010,000
Series 2022 B, 5% 12/1/23 (Monmouth County Guaranteed)	215,000	215,000
Monroe Township Middlesex County Gen. Oblig. BAN Series 2023, 5% 6/4/24	1,500,000	1,510,671
New Jersey Bldg. Auth. State Bldg. Rev. Bonds Series 2016 A, 5% 6/15/24	1,720,000	1,732,897
New Jersey Econ. Dev. Auth. Bonds:
Series 2023 RRR, 5% 3/1/24	5,120,000	5,136,571
Series QQQ, 5% 6/15/24	850,000	855,079
Series UU, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	180,000	181,048
New Jersey Econ. Dev. Auth. Rev. Bonds:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	430,000	434,238
Series 2005 N1, 5.5% 9/1/24	4,820,000	4,873,942
Series 2014 UU, 5% 6/15/24	250,000	251,111
Series 2023, 3.55% tender 2/5/24, CP mode	2,745,000	2,745,000
Series PP, 5% 6/15/24 (Pre-Refunded to 6/15/24 @ 100)	120,000	120,993
New Jersey Edl. Facilities Auth. Rev. Series 2023 A:
3.7% 3/12/24, CP	15,000,000	15,000,000
3.7% 3/25/24, CP	16,000,000	16,000,000
4% 1/23/24, CP	1,500,000	1,500,000
New Jersey Edl. Facility Bonds Series 2014, 5% 6/15/24	235,000	236,383
New Jersey Gen. Oblig. Bonds Series 2020 A, 5% 6/1/24	1,090,000	1,098,903
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
Series 2016 A, 5% 7/1/24	1,225,000	1,234,892
Series 2019 B1, 5%, tender 7/1/24 (b)	4,245,000	4,274,567
Series 2021 A, 5% 7/1/24	375,000	378,202
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2016 1A, 5% 12/1/23 (c)	4,475,000	4,475,000
Series 2017 1A, 5% 12/1/23 (c)	6,055,000	6,055,000
Series 2018 B, 5% 12/1/23 (c)	5,805,000	5,805,000
Series 2020 A, 5% 12/1/23 (c)	500,000	500,000
Series 2020, 5% 12/1/23 (c)	2,180,000	2,180,000
Series 2021 A, 5% 12/1/23 (c)	200,000	200,000
Series 2021 B, 5% 12/1/23 (c)	300,000	300,000
Series 2022 A, 5% 12/1/24 (c)	400,000	402,306
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2018 A, 5% 9/1/24	1,090,000	1,096,827
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2005 B, 5.25% 12/15/23	120,000	120,074
Series 2015 AA, 4% 6/15/24	100,000	99,999
Series 2023 AA, 5% 6/15/24	500,000	503,271
Series A:
5% 12/15/23	300,000	300,080
5.25% 12/15/23	150,000	150,082
North Bergen Township Gen. Oblig. BAN Series 2023, 4% 4/24/24	1,150,000	1,151,603
North Brunswick Township Gen. Oblig. BAN Series 2023 A, 5% 7/10/24	480,000	483,192
North Wildwood Gen. Oblig. BAN Series 2023, 5% 7/31/24	6,650,000	6,708,528
Oradell BAN Series 2023, 4% 3/29/24	8,967,450	8,988,617
Rockaway Township Gen. Oblig. BAN Series 2023, 4.75% 12/13/24 (h)	9,235,130	9,331,914
Rutgers State Univ. Rev. Bonds Series 2013 J, 5% 5/1/24	115,000	115,000
Somerville BAN Series 2023 A, 5% 1/30/24	6,660,000	6,681,857
Tenafly BAN Series 2023, 4.25% 5/24/24	3,000,000	3,011,791
Union County Gen. Oblig. Bonds:
Series 2015, 5% 2/15/24	250,000	250,760
Series 2018, 3% 3/1/24	885,000	884,238
Verona Township Gen. Oblig. BAN Series 2023, 5% 3/1/24	9,031,200	9,062,858
West Caldwell Township BAN Series 2023, 5% 9/5/24	9,125,663	9,214,880
Willingboro Township BAN Series 2023, 4.75% 11/27/24	4,628,210	4,666,980
Wood-Ridge Gen. Oblig. BAN Series 2023, 5.5% 2/27/24	2,000,000	2,008,510
Woolwich Township BAN Series 2023, 5% 5/23/24	13,700,000	13,788,803
TOTAL NEW JERSEY		252,805,167
Pennsylvania, New Jersey - 0.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Bonds Series 2013:
5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	100,000	100,143
5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	500,000	500,749
5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	200,000	200,280
5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	855,000	855,820
5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	845,000	846,047
TOTAL PENNSYLVANIA, NEW JERSEY		2,503,039
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Bonds:
Series 2012 175, 5% 12/1/23	120,000	120,000
Series 2013, 5% 12/1/23	500,000	500,000
Series 2022 230, 4% 12/1/23	1,275,000	1,275,000
Series 223, 5% 7/15/24 (c)	100,000	100,665
TOTAL NEW YORK AND NEW JERSEY		1,995,665
TOTAL OTHER MUNICIPAL SECURITY (Cost $257,703,871)		257,703,871

Investment Company - 10.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.41% (i)(j) (Cost $95,313,423)	95,295,530	95,313,423

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $943,087,294)	943,087,294
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(11,149,358)
NET ASSETS - 100.0%	931,937,936

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,365,000 or 2.9% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Baltimore Proj. Rev. Bonds Series Floaters G 28, 3.8%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	100,000

Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 3.8%, tender 5/1/24 (Liquidity Facility Royal Bank of Canada)	11/01/23	200,000

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 3.8%, tender 3/1/24 (Liquidity Facility Royal Bank of Canada)	9/01/23	300,000

New Jersey Tpk. Auth. Tpk. Rev. Bonds Series G 119, 3.78%, tender 1/2/24 (Liquidity Facility Royal Bank of Canada)	1/03/23	1,000,000

Port Auth. of New York & New Jersey Series 1992 2, 3.35% 1/2/24, VRDN	2/14/92	6,400,000

Port Auth. of New York & New Jersey Series 1995 3, 3.38% 1/2/24, VRDN	9/15/95	4,800,000

Port Auth. of New York & New Jersey Series 1995 4, 3.38% 1/2/24, VRDN	8/09/02	6,600,000

Port Auth. of New York & New Jersey Series 1997 1, 3.35% 1/2/24, VRDN	8/09/02	4,400,000

Port Auth. of New York & New Jersey Series 1997 2, 3.35% 1/2/24, VRDN	9/15/97	3,100,000

Texas Wtr. Dev. Board Rev. Bonds Series MS 00 17, 3.75%, tender 2/22/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	10/12/23	465,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.41%	78,880,419	558,021,004	541,588,000	3,283,687	-	-	95,313,423	4.2%
Fidelity Tax-Free Cash Central Fund 3.30%	14,346,741	-	14,349,092	588	2,351	-	-	0.0%
Total	93,227,160	558,021,004	555,937,092	3,284,275	2,351	-	95,313,423

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		November 30, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $847,773,871)	$847,773,871
Fidelity Central Funds (cost $95,313,423)	95,313,423

Total Investment in Securities (cost $943,087,294)		$943,087,294
Cash		727
Receivable for investments sold		7,207,501
Receivable for fund shares sold		4,712,259
Interest receivable		8,857,563
Distributions receivable from Fidelity Central Funds		265,599
Receivable from investment adviser for expense reductions		17,241
Other receivables		3,875
Total assets		964,152,059
Liabilities
Payable for investments purchased
Regular delivery	$4,173,238
Delayed delivery	14,409,064
Payable for fund shares redeemed	13,236,955
Distributions payable	180,740
Accrued management fee	153,059
Other affiliated payables	61,067
Total Liabilities		32,214,123
Net Assets		$931,937,936
Net Assets consist of:
Paid in capital		$931,924,013
Total accumulated earnings (loss)		13,923
Net Assets		$931,937,936

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($9,456,477 ÷ 9,456,999 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($401,895,311 ÷ 401,490,429 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($520,586,148 ÷ 519,883,114 shares)		$1.00
Statement of Operations
		Year ended November 30, 2023
Investment Income
Interest		$23,821,613
Income from Fidelity Central Funds		3,284,275
Total Income		27,105,888
Expenses
Management fee	$1,716,072
Transfer agent fees	683,222
Independent trustees' fees and expenses	2,864
Total expenses before reductions	2,402,158
Expense reductions	(190,529)
Total expenses after reductions		2,211,629
Net Investment income (loss)		24,894,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	70,671
Fidelity Central Funds	2,351
Total net realized gain (loss)		73,022
Net increase in net assets resulting from operations		$24,967,281
Statement of Changes in Net Assets

	Year ended November 30, 2023	Year ended November 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,894,259	$4,467,707
Net realized gain (loss)	73,022	(6,831)
Net increase in net assets resulting from operations	24,967,281	4,460,876
Distributions to shareholders	(24,877,748)	(4,528,349)

Share transactions - net increase (decrease)	146,856,659	447,596,368
Total increase (decrease) in net assets	146,946,192	447,528,895

Net Assets
Beginning of period	784,991,744	337,462,849
End of period	$931,937,936	$784,991,744

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

Years ended November 30,	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.027	.003
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.027	.003
Distributions from net investment income	(.027)	(.003)
Total distributions	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	2.76%	.32%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42% H
Expenses net of fee waivers, if any	.42%	.42% H
Expenses net of all reductions	.42%	.42% H
Net investment income (loss)	2.73%	1.61% H
Supplemental Data
Net assets, end of period (000 omitted)	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Fidelity® New Jersey Municipal Money Market Fund Institutional Class

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.029	.008	- B	.005	.013
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.029	.008	- B	.005	.013
Distributions from net investment income	(.029)	(.008)	- B	(.005)	(.013)
Total distributions	(.029)	(.008)	- B	(.005)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.99%	.79%	.01%	.52%	1.31%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.18%	.10%	.20%	.20%
Expenses net of all reductions	.20%	.18%	.10%	.20%	.20%
Net investment income (loss)	2.96%	1.01%	.01%	.54%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$401,895	$290,546	$209,900	$260,192	$308,793

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® New Jersey Municipal Money Market Fund Premium Class

Years ended November 30,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.028	.007	- B	.004	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.028	.007	- B	.004	.012
Distributions from net investment income	(.028)	(.007)	- B	(.004)	(.012)
Total distributions	(.028)	(.007)	- B	(.004)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.89%	.72%	.01%	.44%	1.21%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.27%	.10%	.27%	.30%
Expenses net of all reductions	.30%	.27%	.10%	.27%	.30%
Net investment income (loss)	2.86%	.92%	.01%	.47%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$520,586	$492,831	$127,495	$139,392	$172,947

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended November 30, 2023

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discounts, wash sales and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$943,087,294

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Undistributed long-term capital gain	$14,692
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	November 30, 2023	November 30, 2022
Tax-exempt Income	$24,877,748	$4,461,665
Long-term Capital Gains	-	66,684
Total	$24,877,748	$4,528,349

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity New Jersey Municipal Money Market Fund	$11,043.22
Institutional Class	182,303.05
Premium Class	489,876.10
	$683,222

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Money Market Fund	46,600,364	29,065,000	-

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity New Jersey Municipal Money Market Fund	5,757
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $181,042.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9,487.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2023	Year ended November 30, 2022A
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$145,486	$2,894
Institutional Class	10,799,761	2,227,665
Premium Class	13,932,501	2,297,678
Service Class	-	112
Total	$24,877,748	$4,528,349

A Distributions for Fidelity New Jersey Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2023	Year ended November 30, 2022A	Year ended November 30, 2023	Year ended November 30, 2022A
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	15,256,176	1,815,410	$15,256,176	$1,815,410
Reinvestment of distributions	134,419	2,432	134,419	2,432
Shares redeemed	(7,547,905)	(203,533)	(7,547,905)	(203,533)
Net increase (decrease)	7,842,690	1,614,309	$7,842,690	$1,614,309
Institutional Class
Shares sold	571,573,076	298,849,601	$571,573,076	$298,849,601
Reinvestment of distributions	9,650,499	2,063,870	9,650,499	2,063,870
Shares redeemed	(469,969,391)	(220,261,729)	(469,969,391)	(220,261,729)
Net increase (decrease)	111,254,184	80,651,742	$111,254,184	$80,651,742
Premium Class
Shares sold	285,874,277	97,754,118	$285,877,771	$97,219,691
Issued in exchange for the shares of the Target Fund(s)	-	375,676,671	-	376,211,162
Reinvestment of distributions	13,015,481	2,163,396	13,015,481	2,163,396
Shares redeemed	(271,133,467)	(110,195,569)	(271,133,467)	(110,195,569)
Net increase (decrease)	27,756,291	365,398,616	$27,759,785	$365,398,680
Service Class
Reinvestment of distributions	-	83	-	83
Shares redeemed	-	(68,382)	-	(68,446)
Net increase (decrease)	-	(68,299)	$-	$(68,363)

A Share transactions for Fidelity New Jersey Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
10. Merger Information.
On September 16, 2022, Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity New Jersey Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by Fidelity New Jersey Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund) of Fidelity New Jersey Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity New Jersey Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity New Jersey Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity New Jersey Municipal Money Market Fund	377,936,406	0	376,211,162	375,676,671	1.0000

Surviving Fund	Net Assets $	Total net assets after the acquisition $
Fidelity New Jersey Municipal Money Market Fund (formerly Fidelity New Jersey AMT Tax-Free Money Market Fund)	426,276,573	802,487,735
Pro forma results of operations of the combined entity for the entire period ended November 30, 2022, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,801,069
Total net realized gain (loss)	(61,908)
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$5,739,161

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 16, 2022.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Money Market Fund (the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 17, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer, each of the Trustees oversees 314 funds. Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 230 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2016
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2016
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Vice President, Treasurer, or Assistant Treasurer of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Vice President or Assistant Treasurer of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2023 to November 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2023	Ending Account Value November 30, 2023	Expenses Paid During Period- C June 1, 2023 to November 30, 2023
Fidelity® New Jersey Municipal Money Market Fund
Fidelity® New Jersey Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,015.10	$ 2.12
Hypothetical-B		$ 1,000	$ 1,022.96	$ 2.13
Institutional Class	.20%
Actual		$ 1,000	$ 1,016.20	$ 1.01
Hypothetical-B		$ 1,000	$ 1,024.07	$ 1.01
Premium Class	.30%
Actual		$ 1,000	$ 1,015.70	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.56	$ 1.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2023, $19,377, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2023, 100% of the fund's income dividends was free from federal income tax, and 19.97% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Jersey Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2023 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of Institutional Class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2022 and below the competitive median of the asset size peer group for 2022. Further, the information provided to the Board indicated that the total expense ratio of the fund's Institutional Class ranked above the competitive median of the similar sales load structure group for 2022 and above the competitive median of the total expense asset size peer group for 2022.
In the information provided to the Board, Fidelity noted that competitor comparisons for money market funds are challenging due, in part, to the frequent imposition of reimbursements and waivers on money market funds in recent years. The Board considered that Fidelity believes that excluding fee waivers and reimbursements provides a better total expense comparison until such waivers are less prevalent in competitor data. When fee waivers and reimbursements are excluded from competitor data, the total expense ratio for Institutional Class of the fund was below the competitive medians in 2022.
Other Contractual Expenses.The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its respective average net assets, exceed 0.20% through at least January 28, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the Premium Class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and Fidelity's views regarding portfolio manager investment in the Fidelity funds that they manage; (iii) hiring, training, and retaining personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends and market conditions; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (x) information concerning expense limitations applicable to certain funds; and (xi) matters related to money market funds, exchange-traded funds, and target date funds.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2024.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	777,240,124.830	89.000
Withheld	92,378,635.810	11.000
TOTAL	869,618,760.640	100.000
Jennifer Toolin McAuliffe
Affirmative	775,375,818.060	89.000
Withheld	94,242,942.580	11.000
TOTAL	869,618,760.640	100.000
Christine J. Thompson
Affirmative	775,500,233.690	89.000
Withheld	94,118,526.950	11.000
TOTAL	869,618,760.640	100.000
Elizabeth S. Acton
Affirmative	776,782,148.980	89.000
Withheld	92,836,611.660	11.000
TOTAL	869,618,760.640	100.000
Laura M. Bishop
Affirmative	776,278,948.470	89.000
Withheld	93,339,812.170	11.000
TOTAL	869,618,760.640	100.000
Ann E. Dunwoody
Affirmative	774,806,240.640	89.000
Withheld	94,812,520.000	11.000
TOTAL	869,618,760.640	100.000
John Engler
Affirmative	780,482,808.050	90.000
Withheld	89,135,952.590	10.000
TOTAL	869,618,760.640	100.000
Robert F. Gartland
Affirmative	782,256,692.960	90.000
Withheld	87,362,067.680	10.000
TOTAL	869,618,760.640	100.000
Robert W. Helm
Affirmative	782,249,841.670	90.000
Withheld	87,368,918.970	10.000
TOTAL	869,618,760.640	100.000
Arthur E. Johnson
Affirmative	778,532,034.190	90.000
Withheld	91,086,726.450	10.000
TOTAL	869,618,760.640	100.000
Michael E. Kenneally
Affirmative	782,261,334.660	90.000
Withheld	87,357,425.980	10.000
TOTAL	869,618,760.640	100.000
Mark A. Murray
Affirmative	782,119,848.430	90.000
Withheld	87,498,912.210	10.000
TOTAL	869,618,760.640	100.000
Carol J. Zierhoffer
Affirmative	777,049,727.000	89.000
Withheld	92,569,033.640	11.000
TOTAL	869,618,760.640	100.000

Proposal 1 reflects trust wide proposal and voting results.

1.850770.116
SNJ-ANN-0124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2023, Fidelity Court Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity New Jersey Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$42,300	$3,100	$4,200	$1,300

November 30, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$37,600	$2,800	$2,000	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2023A	November 30, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2023A	November 30, 2022A
PwC	$13,596,700	$12,894,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 22, 2024